Capital Stock and Reserves - Weighted average fair value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Fair Value Per Unit	$ 6.72	$ 3.02
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Fair Value Per Unit	15.92	6.34
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Fair Value Per Unit	16.45	7.88
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Fair Value Per Unit	$ 16.71	$ 6.03